CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2014	Dec. 31, 2013
Class A Authorized: Unlimited
Issued and outstanding	75,559,911	75,522,411
Equity Units
Issued and outstanding	500,236	500,236